FIXED ASSETS - Schedule of Fixed Assets (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Furniture and fixtures	$ 884,232	$ 788,735	$ 467,635
Donation bins	604,960	631,047	505,344
Capitalized equipment leases	199,390	179,762	119,022
Fixed assets, gross	1,688,582	1,599,524	1,092,001
Less accumulated depreciation and amortization	(683,612)	(14,414)	(6,834)
Fixed assets, net	$ 1,004,971	$ 1,129,151	$ 858,743